                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING
                          FORM. PLEASE PRINT OR TYPE.

OMB APPROVAL
OMB Number:          3235-0456
Expires:           August 31, 2001
APPENDIX I
Estimated average burden
hours per response. . . . . . . . . .1

1. Name and address of issuer:
                                           The Valiant Fund
                                           871 Venitia Bay Blvd.
                                           Venice, FL 34292



2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3. Investment Company Act File Number:                   811-7582

    Securities Act File Number:                          33-59840




4(a). Last day of the fiscal year for which this notice is filed:

                                AUGUST 31, 2003



4(b). [    ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [   ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

   (i)     Aggregate sale price of securities sold during the fiscal
           year pursuant to section 24(f):
                                                                  $7,560,298,231

   (ii)    Aggregate price of securities redeemed or repurchased
           during the fiscal year:
                                                                  $7,718,707,469

   (iii)   Aggregate price of securities redeemed or repurchased
           during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce
           registration fees payable to the Commission.
                                                                     $79,110,227

    (iv)   Total available redemption credits [Add items 5(ii)
           and 5(iii)]:                                           $7,797,817,696

     (v)   Net Sales - If item 5(i) is greater than item 5(iv)
           [subtract Item 5(iv) from Item 5(i) ]                     $    -0-

    (vi)   Redemption credits available for use in future years - if
           Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
           Item 5(i)]:                                            $  237,519,465

     (vii) Multiplier for determining registration fee
           (See Instruction C.9):                                 0.00008090

    (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):

          (enter "0" if no fee is due):                          =      $    -0-

6. Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year(see Instruction D):

                                                                        $    -0-

8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].
                                                              $    -0-
                                                             ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:
                              [  ]  Wire Transfer
                              [  ]  Mail or other means



                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ John F. Wilson
                                   ---------------------------------------------

                                   John F. Wilson, Assistant Vice President
                                   ---------------------------------------------

         Date  December 1, 2003

           * Please print the name and title of the signing officer below the signature.